John Hancock
Emerging Markets Debt Fund
Quarterly portfolio holdings 11/30/2024

Fund’s investments
As of 11-30-24 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 46.6%					$522,195,252
(Cost $537,074,466)
Argentina 4.1%					45,647,204
Provincia de Buenos Aires
Bond (A)	6.625	09-01-37		10,298,103	6,668,022
Bond	6.625	09-01-37		2,890,200	1,871,405
Provincia de Rio Negro
Bond (A)	6.875	03-10-28		1,720,605	1,445,309
Republic of Argentina
Bond (0.750% to 7-9-27, then 1.750% thereafter) (B)	0.750	07-09-30		18,240,000	13,411,118
Bond (4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter) (B)	4.125	07-09-35		35,207,840	22,251,350
Bahrain 2.6%					29,241,796
Kingdom of Bahrain
Bond (A)(B)	5.250	01-25-33		6,000,000	5,469,030
Bond	5.250	01-25-33		1,800,000	1,640,709
Bond	6.750	09-20-29		4,400,000	4,512,904
Bond (A)	7.375	05-14-30		8,200,000	8,586,548
Bond	7.375	05-14-30		2,500,000	2,617,850
Bond (A)	7.750	04-18-35		4,650,000	4,930,349
Bond	7.750	04-18-35		1,400,000	1,484,406
Colombia 2.1%					23,639,831
Republic of Colombia
Bond	3.125	04-15-31		10,070,000	8,131,485
Bond	5.000	06-15-45		8,900,000	6,251,256
Bond	5.200	05-15-49		3,900,000	2,732,917
Bond	7.500	02-02-34		6,500,000	6,524,173
Costa Rica 0.6%					6,553,400
Republic of Costa Rica
Bond (A)	7.300	11-13-54		4,700,000	4,967,900
Bond	7.300	11-13-54		1,500,000	1,585,500
Dominican Republic 2.8%					31,250,140
Government of Dominican Republic
Bond (A)	5.300	01-21-41		5,000,000	4,413,155
Bond	5.300	01-21-41		1,400,000	1,235,683
Bond (A)	5.875	01-30-60		5,350,000	4,789,656
Bond	5.875	01-30-60		3,500,000	3,133,420
Bond (A)	5.950	01-25-27		1,500,000	1,496,914
Bond	5.950	01-25-27		1,600,000	1,596,708
Bond	6.850	01-27-45		7,050,000	7,239,138
Bond	10.750	06-01-36	DOP	418,700,000	7,345,466
Ecuador 1.2%					13,547,078
Republic of Ecuador
Bond (5.000% to 7-31-26, then 5.500% to 7-31-27, then 6.000% to 7-31-28, then 6.500% to 7-31-29, then 6.900% thereafter)	5.000	07-31-40		13,500,000	6,740,898
Bond (5.500% to 7-31-25, then 6.900% thereafter)	5.500	07-31-35		12,400,000	6,806,180
Egypt 4.1%					45,553,073
Arab Republic of Egypt
Bill (C)	32.435	03-18-25	EGP	1,364,000,000	25,282,457
Bond (A)	3.875	02-16-26		5,000,000	4,800,000
Bond	3.875	02-16-26		1,400,000	1,344,000
Bond (A)	7.500	01-31-27		3,700,000	3,681,426
Bond	7.500	01-31-27		900,000	895,482
2	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Egypt (continued)
Bond	8.500	01-31-47		5,700,000	$4,585,308
Bond (A)	8.875	05-29-50		6,000,000	4,964,400
Ghana 0.8%					8,992,757
Republic of Ghana
Bond (A)(C)	4.553	07-03-26		535,200	498,154
Bond (A)(B)(C)	4.768	01-03-30		1,033,167	812,172
Bond (5.000% to 7-3-28, then 6.000% thereafter) (B)	5.000	07-03-29		4,047,450	3,550,018
Bond (5.000% to 7-3-28, then 6.000% thereafter)	5.000	07-03-35		5,820,300	4,132,413
Hungary 2.0%					22,105,369
Republic of Hungary
Bond (A)	5.500	03-26-36		7,300,000	7,016,147
Bond (A)	6.125	05-22-28		2,800,000	2,872,800
Bond	6.125	05-22-28		800,000	820,800
Bond	6.250	09-22-32		11,030,000	11,395,622
India 1.0%					11,070,690
Republic of India
Bond	7.180	08-14-33	INR	920,000,000	11,070,690
Iraq 0.4%					5,122,034
Republic of Iraq
Bond	5.800	01-15-28		5,284,125	5,122,034
Ivory Coast 0.9%					10,117,937
Republic of Ivory Coast
Bond (A)	4.875	01-30-32	EUR	8,350,000	7,786,615
Bond	4.875	01-30-32	EUR	2,500,000	2,331,322
Jordan 1.0%					11,233,068
Hashemite Kingdom of Jordan
Bond	7.500	01-13-29		11,000,000	11,233,068
Morocco 0.5%					5,859,211
Kingdom of Morocco
Bond (A)	4.000	12-15-50		6,500,000	4,533,913
Bond	4.000	12-15-50		1,900,000	1,325,298
Nigeria 2.3%					25,529,402
Federal Republic of Nigeria
Bond	7.625	11-28-47		3,250,000	2,466,750
Bond (A)	7.696	02-23-38		2,600,000	2,109,640
Bond	7.696	02-23-38		800,000	649,120
Bond (A)	7.875	02-16-32		2,000,000	1,800,520
Bond	7.875	02-16-32		6,500,000	5,851,690
Bond (A)	8.375	03-24-29		5,500,000	5,326,530
Bond	8.375	03-24-29		1,600,000	1,549,536
Bond	9.248	01-21-49		6,400,000	5,775,616
Oman 0.8%					8,684,179
Sultanate of Oman
Bond (A)	7.000	01-25-51		6,250,000	6,742,375
Bond	7.000	01-25-51		1,800,000	1,941,804
Panama 1.9%					21,623,171
Republic of Panama
Bond	2.252	09-29-32		9,500,000	7,010,033
Bond	6.700	01-26-36		3,950,000	3,894,740
Bond	6.853	03-28-54		3,700,000	3,410,730
Bond	6.875	01-31-36		7,350,000	7,307,668
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	3

	Rate (%)	Maturity date		Par value^	Value
Poland 0.7%					$7,659,539
Republic of Poland
Bond	4.875	10-04-33		3,920,000	3,857,280
Bond	5.500	04-04-53		3,920,000	3,802,259
Qatar 2.3%					25,432,763
State of Qatar
Bond (A)	4.817	03-14-49		10,000,000	9,417,180
Bond	4.817	03-14-49		11,800,000	11,112,272
Bond (A)	5.103	04-23-48		4,250,000	4,167,814
Bond	5.103	04-23-48		750,000	735,497
Romania 2.1%					23,106,922
Government of Romania
Bond	3.625	03-27-32		7,240,000	6,072,912
Bond	6.625	02-17-28		5,820,000	5,950,950
Bond	7.125	01-17-33		10,700,000	11,083,060
Saudi Arabia 3.7%					41,802,314
Kingdom of Saudi Arabia
Bond (A)	2.250	02-02-33		7,760,000	6,337,879
Bond	2.250	02-02-33		1,900,000	1,551,800
Bond (A)	5.000	01-18-53		12,600,000	11,270,070
Bond	5.000	01-18-53		2,600,000	2,325,570
Bond (A)	5.250	01-16-50		18,050,000	17,017,251
Bond	5.250	01-16-50		3,500,000	3,299,744
South Africa 2.7%					30,917,111
Republic of South Africa
Bond	4.300	10-12-28		4,300,000	4,074,250
Bond	5.875	04-20-32		9,300,000	8,966,428
Bond	7.300	04-20-52		6,800,000	6,436,254
Bond	8.875	02-28-35	ZAR	224,000,000	11,440,179
Sri Lanka 0.6%					6,431,088
Republic of Sri Lanka
Bond	6.750	04-18-28		9,500,000	6,431,088
Turkey 4.0%					44,665,877
Istanbul Metropolitan Municipality
Bond (A)	10.500	12-06-28		4,250,000	4,635,263
Bond	10.500	12-06-28		1,400,000	1,526,910
Republic of Turkey
Bond (B)	5.875	06-26-31		12,900,000	12,322,132
Bond	5.950	01-15-31		6,400,000	6,177,024
Bond	6.000	01-14-41		23,550,000	20,004,548
Ukraine 1.2%					13,909,200
Republic of Ukraine
Bond (0.000% to 2-1-27, then 3.000% thereafter) (A)	0.000	02-01-30		766,241	388,772
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-34		2,863,326	1,131,014
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-35		2,419,711	1,414,474
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-36		2,016,426	1,169,275
Bond (1.750% to 8-1-25, then 4.500% to 2-1-27, then 6.000% to 8-1-33, then 7.750% thereafter) (A)	1.750	02-01-34		2,104,097	1,095,323
Bond (1.750% to 8-1-25, then 4.500% to 2-1-27, then 6.000% to 8-1-33, then 7.750% thereafter) (A)	1.750	02-01-35		4,909,561	2,515,536
Bond (1.750% to 8-1-25, then 4.500% to 2-1-27, then 6.000% to 8-1-33, then 7.750% thereafter) (A)	1.750	02-01-36		7,013,659	3,548,911
4	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Ukraine (continued)
GDP-Linked Bond (D)*	7.750	05-31-40	3,500,000	$2,645,895
Venezuela 0.2%				2,500,098
Republic of Venezuela
Bond (E)	7.650	04-21-25	20,000,000	2,500,098

Corporate bonds 43.6%				$489,003,908
(Cost $524,905,781)
Brazil 2.6%				29,270,643
CSN Resources SA	4.625	06-10-31	2,117,000	1,700,675
CSN Resources SA (B)	5.875	04-08-32	5,750,000	4,839,703
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	6,900,000	6,350,384
Globo Comunicacao e Participacoes SA (B)	4.875	01-22-30	2,000,000	1,840,691
Globo Comunicacao e Participacoes SA (A)	5.500	01-14-32	1,614,000	1,464,449
Globo Comunicacao e Participacoes SA	5.500	01-14-32	431,000	391,064
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	5,614,768	4,664,869
MC Brazil Downstream Trading SARL	7.250	06-30-31	1,403,692	1,166,217
Odebrecht Holdco Finance, Ltd. (A)(C)	25.647	09-10-58	1,671,394	669
Odebrecht Holdco Finance, Ltd. (C)	25.647	09-10-58	1,396,835	559
OEC Finance, Ltd. (1.838% Cash and 5.119% PIK) (E)	6.957	12-27-33	1,426,287	16,211
OEC Finance, Ltd. (7.500% Cash or 10.500% PIK) (A)(E)(F)	7.500	12-30-24	1,912,777	13,676
Petrobras Global Finance BV	6.850	06-05-15	7,276,000	6,821,476
Canada 0.3%				3,687,281
St. Marys Cement, Inc. (A)	5.750	04-02-34	3,700,000	3,687,281
Chile 3.2%				35,890,030
Antofagasta PLC (A)	6.250	05-02-34	4,900,000	5,063,518
Colbun SA (B)	3.950	10-11-27	4,900,000	4,737,452
Corp. Nacional del Cobre de Chile	4.500	08-01-47	7,200,000	5,756,554
Corp. Nacional del Cobre de Chile (A)	5.125	02-02-33	4,800,000	4,641,179
Corp. Nacional del Cobre de Chile	5.125	02-02-33	5,500,000	5,318,018
Empresa Nacional del Petroleo (A)	5.950	07-30-34	3,400,000	3,427,397
Sociedad Quimica y Minera de Chile SA (A)	5.500	09-10-34	7,200,000	6,945,912
China 0.7%				7,336,898
State Grid Overseas Investment 2014, Ltd.	4.850	05-07-44	7,235,000	7,336,898
Colombia 0.3%				2,681,196
Empresas Publicas de Medellin ESP (A)	4.250	07-18-29	2,300,000	2,055,584
Empresas Publicas de Medellin ESP	4.250	07-18-29	700,000	625,612
Costa Rica 0.9%				10,526,019
Instituto Costarricense de Electricidad	6.375	05-15-43	11,780,000	10,526,019
Dominican Republic 0.2%				2,407,393
Aeropuertos Dominicanos Siglo XXI SA (A)	7.000	06-30-34	2,360,000	2,407,393
Guatemala 1.0%				11,484,970
CT Trust (A)(B)	5.125	02-03-32	5,600,000	5,087,600
CT Trust	5.125	02-03-32	1,600,000	1,453,600
Investment Energy Resources, Ltd. (A)	6.250	04-26-29	4,000,000	3,877,467
Investment Energy Resources, Ltd.	6.250	04-26-29	1,100,000	1,066,303
Hong Kong 0.5%				5,635,480
Sinochem Overseas Capital Company, Ltd.	6.300	11-12-40	5,100,000	5,635,480
India 2.6%				29,165,982
Adani Green Energy UP, Ltd. (A)	6.700	03-12-42	7,474,200	6,228,514
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	5

	Rate (%)	Maturity date	Par value^	Value
India (continued)
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31	4,500,000	$3,515,394
Adani Ports & Special Economic Zone, Ltd.	3.100	02-02-31	500,000	390,599
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27	4,100,000	3,706,171
Adani Ports & Special Economic Zone, Ltd. (A)	4.375	07-03-29	3,500,000	3,079,461
Adani Ports & Special Economic Zone, Ltd.	4.375	07-03-29	300,000	263,954
IRB Infrastructure Developers, Ltd. (A)	7.110	03-11-32	5,100,000	5,119,256
JSW Hydro Energy, Ltd.	4.125	05-18-31	3,245,000	2,891,971
Shriram Finance, Ltd. (A)	6.625	04-22-27	3,950,000	3,970,662
Indonesia 6.7%				74,808,151
Freeport Indonesia PT (B)	6.200	04-14-52	10,900,000	11,165,568
Indika Energy Tbk PT (A)	8.750	05-07-29	5,800,000	5,947,503
Indonesia Asahan Aluminium PT	5.450	05-15-30	6,900,000	6,927,690
Pertamina Persero PT (A)(B)	4.700	07-30-49	7,000,000	6,028,220
Pertamina Persero PT	4.700	07-30-49	1,000,000	861,174
Pertamina Persero PT	6.000	05-03-42	12,700,000	12,866,367
Pertamina Persero PT (A)(B)	6.000	05-03-42	14,300,000	14,487,326
Pertamina Persero PT (A)	6.450	05-30-44	8,500,000	9,080,965
Pertamina Persero PT	6.450	05-30-44	1,700,000	1,816,193
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.875	07-17-49	6,700,000	5,627,145
Luxembourg 3.2%				36,199,117
Ambipar Lux Sarl (A)	9.875	02-06-31	9,300,000	9,623,339
FORESEA Holding SA (A)	7.500	06-15-30	164,787	158,593
Greensaif Pipelines Bidco Sarl (A)	6.103	08-23-42	11,375,000	11,408,818
Oceanica Lux (A)	13.000	10-02-29	7,350,000	6,905,325
Raizen Fuels Finance SA (A)	6.950	03-05-54	3,000,000	3,103,191
Rede D’Or Finance Sarl (A)	4.500	01-22-30	4,265,000	3,901,988
Rede D’Or Finance Sarl	4.500	01-22-30	1,200,000	1,097,863
Mauritius 0.6%				7,065,324
Diamond II, Ltd.	7.950	07-28-26	3,100,000	3,126,324
MTN Mauritius Investments, Ltd.	6.500	10-13-26	3,900,000	3,939,000
Mexico 4.7%				52,667,718
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(F)	7.500	06-27-29	2,200,000	2,137,199
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (F)	7.500	06-27-29	1,630,000	1,583,470
Banco Mercantil del Norte SA (8.375% to 5-20-31, then 5 Year CMT + 4.072%) (A)(F)	8.375	05-20-31	3,000,000	2,987,986
BBVA Bancomer SA (A)	5.250	09-10-29	2,550,000	2,514,045
Braskem Idesa SAPI (A)(B)	6.990	02-20-32	3,490,000	2,612,523
Braskem Idesa SAPI	6.990	02-20-32	5,200,000	3,892,585
Credito Real SAB de CV (E)(F)	9.125	11-29-27	3,500,000	26,250
Credito Real SAB de CV (A)(E)	9.500	02-07-26	11,760,000	1,205,400
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (A)	7.250	01-31-41	3,850,000	3,844,803
Metalsa Sapi de CV (B)	3.750	05-04-31	6,400,000	4,982,236
Mexico City Airport Trust (A)	5.500	10-31-46	7,100,000	5,852,774
Mexico City Airport Trust	5.500	10-31-46	2,000,000	1,648,669
Mexico City Airport Trust (A)	5.500	07-31-47	6,900,000	5,683,388
Mexico City Airport Trust	5.500	07-31-47	7,200,000	5,930,492
Trust Fibra Uno (A)	6.950	01-30-44	6,000,000	5,215,282
Trust Fibra Uno (A)	7.375	02-13-34	2,550,000	2,550,616
Morocco 0.8%				9,240,695
OCP SA	3.750	06-23-31	5,000,000	4,343,310
6	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Morocco (continued)
OCP SA	6.875	04-25-44		5,000,000	$4,897,385
Netherlands 3.4%					37,795,482
Braskem Netherlands Finance BV (A)	4.500	01-10-28		5,150,000	4,819,552
Braskem Netherlands Finance BV	5.875	01-31-50		7,700,000	5,660,514
Coruripe Netherlands BV	10.000	02-10-27		8,286,000	8,273,593
Metinvest BV	7.750	10-17-29		8,300,000	5,941,887
Prosus NV (A)	4.027	08-03-50		8,870,000	6,181,754
Prosus NV	4.027	08-03-50		2,600,000	1,812,014
Yinson Boronia Production BV (A)	8.947	07-31-42		4,800,000	5,106,168
Nigeria 0.7%					7,940,296
Africa Finance Corp. (A)	5.550	10-08-29		8,000,000	7,940,296
Oman 0.7%					7,299,292
EDO Sukuk, Ltd. (A)	5.662	07-03-31		7,202,000	7,299,292
Panama 0.3%					3,789,942
AES Panama Generation Holdings SRL (A)	4.375	05-31-30		3,318,585	2,947,733
AES Panama Generation Holdings SRL (B)	4.375	05-31-30		948,167	842,209
Peru 3.6%					40,588,590
Atlantica Transmision Sur SA (A)	6.875	04-30-43		5,660,000	6,068,086
Atlantica Transmision Sur SA	6.875	04-30-43		932,768	1,000,021
Banco BBVA Peru SA (6.200% to 6-7-29, then 5 Year CMT + 2.002%) (A)	6.200	06-07-34		6,000,000	6,062,436
Consorcio Transmantaro SA (A)	5.200	04-11-38		5,000,000	4,708,042
Consorcio Transmantaro SA	5.200	04-11-38		1,500,000	1,412,412
InRetail Consumer (A)(B)	3.250	03-22-28		1,630,000	1,499,691
Niagara Energy SAC (A)	5.746	10-03-34		3,625,000	3,553,736
Petroleos del Peru SA	4.750	06-19-32		7,500,000	5,714,171
Petroleos del Peru SA (A)	5.625	06-19-47		9,180,000	5,960,231
Petroleos del Peru SA	5.625	06-19-47		7,100,000	4,609,764
Saudi Arabia 0.5%					5,012,080
Gaci First Investment Company	5.375	01-29-54		5,500,000	5,012,080
Singapore 0.8%					9,147,254
LLPL Capital Pte, Ltd. (A)	6.875	02-04-39		5,410,732	5,517,929
LLPL Capital Pte, Ltd.	6.875	02-04-39		1,285,030	1,310,489
Medco Bell Pte, Ltd. (A)	6.375	01-30-27		1,805,000	1,797,895
Medco Bell Pte, Ltd.	6.375	01-30-27		523,000	520,941
South Africa 0.6%					6,598,639
Eskom Holdings SOC, Ltd.	8.450	08-10-28		6,300,000	6,598,639
Supranational 0.9%					9,996,614
European Bank for Reconstruction & Development	5.000	01-27-25	BRL	60,700,000	9,996,614
Togo 0.5%					5,347,887
Banque Ouest Africaine de Developpement (A)(B)	5.000	07-27-27		4,200,000	4,083,841
Banque Ouest Africaine de Developpement	5.000	07-27-27		1,300,000	1,264,046
Turkey 0.2%					2,498,182
Ulker Biskuvi Sanayi AS (A)	7.875	07-08-31		2,443,000	2,498,182
United Kingdom 1.6%					18,038,012
Biocon Biologics Global PLC (A)	6.670	10-09-29		7,800,000	7,519,152
IHS Holding, Ltd. (A)(B)	6.250	11-29-28		5,800,000	5,467,899
IHS Holding, Ltd.	6.250	11-29-28		1,700,000	1,602,660
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	7

	Rate (%)	Maturity date	Par value^	Value
United Kingdom (continued)
MARB BondCo PLC (A)	3.950	01-29-31	4,000,000	$3,448,301
United States 0.9%				9,820,957
Kosmos Energy, Ltd. (A)(B)	8.750	10-01-31	5,400,000	5,133,850
Sasol Financing USA LLC	5.500	03-18-31	5,400,000	4,687,107
Uzbekistan 0.4%				4,440,176
Navoi Mining & Metallurgical Combinat (A)	6.700	10-17-28	4,408,000	4,440,176
Venezuela 0.2%				2,623,608
Petroleos de Venezuela SA (E)	6.000	11-15-26	28,450,000	2,623,608

	Shares	Value
Common stocks 0.1%		$704,250
(Cost $10,204,002)
Canada 0.0%		343,777
Frontera Energy Corp. (B)(D)	59,580	343,777
Luxembourg 0.1%		360,473
FORESEA Holding SA, Class B (A)(D)	1,602	36,045
FORESEA Holding SA, Class C (A)(D)	14,419	324,428
Mexico 0.0%		0
Unifin Financiera SAB de CV (D)(G)	1,551,287	0

	Par value^	Value
Escrow certificates 0.0%		$586,500
(Cost $7,076,382)
Unifin Financiera SAB de CV (D)	11,500,000	586,500

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.2%				$35,913,855
(Cost $35,901,839)
U.S. Government Agency 1.1%				12,226,500
Federal Home Loan Bank Discount Note	4.460	12-02-24	12,231,000	12,226,500

	Yield (%)	Shares	Value
Short-term funds 2.1%			23,687,355
John Hancock Collateral Trust (H)	4.4849(I)	2,368,096	23,687,355

Total investments (Cost $1,115,162,470) 93.5%	$1,048,403,765
Other assets and liabilities, net 6.5%	72,942,432
Total net assets 100.0%	$1,121,346,197

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
INR	Indian Rupee
ZAR	South African Rand

8	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $442,791,172 or 39.5% of the fund’s net assets as of 11-30-24.
(B)	All or a portion of this security is on loan as of 11-30-24. The value of securities on loan amounted to $23,175,329.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Non-income producing security.
(E)	Non-income producing - Issuer is in default.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 11-30-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 11-30-24:
Foreign government obligations	46.6%
Energy	11.5%
Materials	8.3%
Utilities	7.0%
Financials	6.3%
Industrials	4.2%
Communication services	2.4%
Consumer discretionary	1.3%
Consumer staples	1.3%
Health care	1.1%
Information technology	0.3%
Short-term investments and other	9.7%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	9

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	351	Long	Mar 2025	$38,862,938	$39,037,782	$174,844
						$174,844
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	132,843,200	USD	23,200,000	GSI	1/15/2025	—	$(1,239,066)
TRY	497,517,220	USD	12,200,000	CITI	2/19/2025	$1,030,037	—
TRY	1,170,400,000	USD	28,556,092	GSI	2/19/2025	2,567,324	—
USD	62,569,564	CNY	440,571,975	SSB	1/15/2025	1,126,969	—
USD	9,916,840	EUR	8,940,000	MSI	1/15/2025	450,862	—
						$5,175,192	$(1,239,066)

Derivatives Currency Abbreviations
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EUR	Euro
TRY	Turkish Lira
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
10	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Foreign government obligations	$522,195,252	—	$522,195,252	—
Corporate bonds	489,003,908	—	489,003,908	—
Common stocks	704,250	$343,777	360,473	—
Escrow certificates	586,500	—	586,500	—
Short-term investments	35,913,855	23,687,355	12,226,500	—
Total investments in securities	$1,048,403,765	$24,031,132	$1,024,372,633	—
Derivatives:
Assets
Futures	$174,844	$174,844	—	—
Forward foreign currency contracts	5,175,192	—	$5,175,192	—
Liabilities
Forward foreign currency contracts	(1,239,066)	—	(1,239,066)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,368,096	$34,509,099	$57,306,146	$(68,137,539)	$4,676	$4,973	$83,286	—	$23,687,355
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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